ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	Feb. 17, 2023 $ / shares shares	Jul. 19, 2022	Jul. 19, 2022 USD ($)	Jul. 19, 2022 CNY (¥)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	May 25, 2021 USD ($)	May 25, 2021 CNY (¥)	Aug. 17, 2020	Dec. 12, 2017 shares	Feb. 02, 2017 USD ($) shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares, outstanding	24,999,842											24,999,842	24,999,842	24,999,842
Common stock, par value | $ / shares	$ 0.00001											$ 0.00001	$ 0.00001	$ 0.00001
Reverse stock split	1 for 2 reverse stock split								one (1)-for-four (4) reverse stock
Aixin Shangyan Hotel Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business combination consideration transferred							$ 1,160,000	¥ 7,598,887
AiXintang Pharmacises [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business combination consideration transferred					$ 5,310,000	¥ 34,635,845
Yunnan Shengshengyuan Technology Co Ltd [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business combination consideration transferred			$ 4,418,095	¥ 31,557,820
Business combination, adjusted | $			$ 116,802
Yunnan Shengshengyuan Technology Co Ltd [Member] | Transfer Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business acquisition, description of acquired entity		On July 19, 2022, HK Aixin entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, (“Yunnan Shengshengyuan”) and Yun Chen (together, the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity of Runcangsheng. The remaining equity interest is owned by Yun Chen.	On July 19, 2022, HK Aixin entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, (“Yunnan Shengshengyuan”) and Yun Chen (together, the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity of Runcangsheng. The remaining equity interest is owned by Yun Chen	On July 19, 2022, HK Aixin entered into an Equity Transfer Agreement with Yunnan Shengshengyuan Technology Co., Ltd, (“Yunnan Shengshengyuan”) and Yun Chen (together, the “Sellers”), the shareholders of Yunnan Runcangsheng Technology Company Ltd. (“Runcangsheng”). Yunnan Shengshengyuan owns in excess of 95% of the outstanding equity of Runcangsheng. The remaining equity interest is owned by Yun Chen
Chengdu Aixintang Pharmacy Co Ltd [Member] | Pharmacies Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Business acquisition, description of acquired entity					On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li	On June 2, 2021, AiXin HK entered into an Equity Transfer Agreement (the “Pharmacies Purchase Agreement”) with Chengdu Aixintang Pharmacy Co., Ltd. and certain affiliated entities, each of which operates a pharmacy (together, “Aixintang Pharmacies”) and its three shareholders, Quanzhong Lin, Ting Li and Xiao Ling Li (“Transferor”). Mr. Lin owned in excess of 95% of the outstanding equity the Aixintang Pharmacies. The remaining equity interest was owned by Ting Li and Xiao Ling Li
China Concentric Capital Group [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Equity method investment, ownership percentage										71.00%	65.00%
Purchase price of common stock | $											$ 300,000
Equity Transfer Agreement [Member] | Aixin Shangyan Hotel Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Equity method investment, ownership percentage							100.00%	100.00%
Quanzhong Lin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares, outstanding											3,690,176
Stock issued during period, shares, new issues										28,419,075